Federated Hermes Short Duration Corporate ETF
Portfolio of Investments
July 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.4%
	Basic Industry - Metals & Mining—1.2%
$ 465,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	$ 460,678
100,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	90,506
254,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	257,146
	TOTAL	808,330
	Basic Industry - Paper—0.8%
513,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	516,331
	Capital Goods - Aerospace & Defense—3.6%
954,000	Boeing Co., Sr. Unsecd. Note, 6.298%, 5/1/2029	988,123
115,000	General Electric Co., Sr. Unsecd. Note, 4.300%, 7/29/2030	113,048
417,000	HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	421,332
370,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.300%, 3/16/2031	359,991
471,000	RTX Corp., Sr. Unsecd. Note, 5.750%, 11/8/2026	472,342
	TOTAL	2,354,836
	Capital Goods - Construction Machinery—1.1%
308,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	307,764
250,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.375%, 10/15/2030	246,351
135,000	Sunbelt Rentals Holdings, Inc., Sr. Unsecd. Note, 144A, 4.950%, 8/12/2030	133,909
	TOTAL	688,024
	Capital Goods - Diversified Manufacturing—1.9%
400,000	Eaton Corp., Sr. Unsecd. Note, 4.200%, 3/6/2031	387,935
315,000	GE Vernova, Inc., Sr. Unsecd. Note, 4.250%, 2/4/2031	307,142
513,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	519,840
	TOTAL	1,214,917
	Capital Goods - Environmental—0.3%
223,000	Republic Services, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2030	222,467
	Communications - Cable & Satellite—0.3%
169,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	171,516
	Communications - Media & Entertainment—3.0%
332,000	AppLovin Corp., Sr. Unsecd. Note, 5.125%, 12/1/2029	332,392
471,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	466,913
430,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	416,768
725,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	728,734
	TOTAL	1,944,807
	Communications - Telecom Wireless—5.0%
250,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	230,890
75,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	67,261
302,000	American Tower Corp., Sr. Unsecd. Note, 5.500%, 3/15/2028	305,418
417,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	417,052
500,000	Orange S.A., Sr. Unsecd. Note, 144A, 4.250%, 1/13/2031	482,537
400,000	SBA Communications, Corp., Sr. Unsecd. Note, 5.150%, 7/15/2031	396,936
410,000	Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.350%, 7/15/2031	399,065
250,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	240,104
326,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	319,838
400,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.800%, 6/18/2031	392,870
	TOTAL	3,251,971

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—1.2%
$ 513,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	$ 508,339
308,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	305,629
	TOTAL	813,968
	Consumer Cyclical - Automotive—3.8%
400,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.500%, 4/12/2031	389,322
417,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	429,339
65,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.200%, 10/27/2028	64,206
417,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 6/24/2029	419,716
465,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	468,566
300,000	Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	294,303
417,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.950%, 8/15/2029	415,295
	TOTAL	2,480,747
	Consumer Cyclical - Leisure—0.8%
500,000	Airbnb, Inc., Sr. Unsecd. Note, 4.650%, 3/16/2031	492,937
	Consumer Cyclical - Retailers—1.2%
250,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	241,975
513,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	515,512
	TOTAL	757,487
	Consumer Cyclical - Services—1.3%
450,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.250%, 3/13/2031	436,511
405,000	Uber Technologies, Inc., Sr. Secd. Note, 4.150%, 1/15/2031	390,620
	TOTAL	827,131
	Consumer Non-Cyclical - Food/Beverage—2.9%
150,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2030	143,512
513,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	515,279
60,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 6.375%, 7/15/2028	61,514
1,208,000	Mars, Inc., Sr. Unsecd. Note, 144A, 4.800%, 3/1/2030	1,203,886
	TOTAL	1,924,191
	Consumer Non-Cyclical - Health Care—4.4%
308,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	307,247
302,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.693%, 2/13/2028	302,189
465,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	462,178
942,000	GE HealthCare Technologies, Inc., Unsecd. Note, 5.650%, 11/15/2027	953,750
250,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2029	241,811
193,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	194,512
313,000	HCA, Inc., Sr. Unsub., 5.250%, 3/1/2030	315,360
78,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	78,973
	TOTAL	2,856,020
	Consumer Non-Cyclical - Pharmaceuticals—3.0%
265,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	233,942
423,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/14/2028	420,369
513,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	516,949
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	296,095
513,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	511,742
	TOTAL	1,979,097
	Consumer Non-Cyclical - Supermarkets—0.3%
250,000	Kroger Co., Sr. Unsecd. Note, 1.700%, 1/15/2031	217,759
	Consumer Non-Cyclical - Tobacco—1.5%
69,000	Altria Group, Inc., Sr. Unsecd. Note, 6.200%, 11/1/2028	71,129
498,000	BAT Capital Corp., Sr. Unsecd. Note, 2.726%, 3/25/2031	451,158

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 465,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	$ 468,327
	TOTAL	990,614
	Energy - Independent—1.7%
302,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	289,776
302,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	304,277
543,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	542,801
	TOTAL	1,136,854
	Energy - Midstream—4.2%
242,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	247,464
447,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	442,103
640,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 3/15/2030	646,208
435,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	433,572
519,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.200%, 7/1/2027	521,782
417,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 8/15/2028	421,420
	TOTAL	2,712,549
	Energy - Refining—0.5%
302,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.800%, 4/1/2028	297,843
	Financial Institution - Banking—24.3%
513,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	521,174
80,000	Bank of America Corp., Sr. Unsecd. Note, 5.162%, 1/24/2031	80,398
1,739,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	1,774,057
302,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.543%, 2/1/2029	301,863
60,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	56,336
175,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	170,948
155,000	Citigroup, Inc., Sr. Unsecd. Note, 4.952%, 5/7/2031	154,264
1,564,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	1,560,032
493,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	502,932
513,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	522,618
242,000	Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	247,681
650,000	FNB Corp. (PA), 5.722%, 12/11/2030	650,942
830,000	Goldman Sachs Group, Inc., 5.207%, 1/28/2031	831,875
452,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	454,940
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.692%, 10/23/2030	98,863
640,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	656,669
680,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.140%, 1/24/2031	682,483
1,304,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	1,325,737
513,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	513,289
980,000	Morgan Stanley, Sr. Unsecd. Note, 5.230%, 1/15/2031	984,987
200,000	Morgan Stanley, Sr. Unsecd. Note, 5.656%, 4/18/2030	203,363
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	184,784
200,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	198,283
268,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	272,569
175,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	161,846
60,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.222%, 1/29/2031	60,439
284,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	285,206
410,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	400,270
60,000	U.S. Bancorp, Sr. Secd. Note, 5.046%, 2/12/2031	60,024
519,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	513,267
80,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.182%, 1/23/2030	78,712
1,039,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	1,046,935

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	$ 92,087
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.150%, 1/24/2029	197,419
	TOTAL	15,847,292
	Financial Institution - Broker/Asset Mgr/Exchange—0.7%
250,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	244,712
211,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	214,769
	TOTAL	459,481
	Financial Institution - Finance Companies—2.7%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.375%, 11/15/2030	145,865
201,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	204,247
417,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	422,731
150,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	148,216
519,000	NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.372%, 7/27/2027	518,445
300,000	Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.850%, 3/24/2031	294,476
	TOTAL	1,733,980
	Financial Institution - Insurance - Health—2.2%
229,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	228,133
513,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	508,760
215,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.250%, 1/15/2029	213,189
513,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	518,782
	TOTAL	1,468,864
	Financial Institution - Insurance - Life—2.0%
417,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	407,214
193,000	Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	193,718
205,000	Lincoln Financial Global Funding, Secured Note, 144A, 4.950%, 5/21/2031	202,126
513,000	Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	514,602
	TOTAL	1,317,660
	Financial Institution - Insurance - P&C—1.8%
314,000	American International Group, Inc., Sr. Unsecd. Note, 4.850%, 5/7/2030	313,554
465,000	Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	468,694
423,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	419,957
	TOTAL	1,202,205
	Financial Institution - REIT - Apartment—1.8%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	490,230
250,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	216,819
254,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	253,747
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 4.400%, 1/26/2029	198,357
	TOTAL	1,159,153
	Financial Institution - REIT - Healthcare—0.4%
254,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	250,399
	Financial Institution - REIT - Office—0.3%
199,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	197,587
	Technology—8.8%
255,000	Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 11/15/2030	247,867
519,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	515,815
417,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.850%, 2/26/2029	419,688
300,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.750%, 7/15/2031	294,978
225,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.800%, 3/10/2031	221,027
417,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	420,305
417,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	418,153

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 417,000		Hewlett Packard Enterprise Co., Sr. Secd. Note, 4.550%, 10/15/2029	$ 412,485
200,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	188,888
352,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	343,013
193,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	193,619
115,000		Oracle Corp., Sr. Unsecd. Note, 4.450%, 9/26/2030	108,555
392,000		Oracle Corp., Sr. Unsecd. Note, 4.500%, 5/6/2028	387,241
500,000		Oracle Corp., Sr. Unsecd. Note, 4.950%, 2/4/2031	477,584
199,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	196,838
80,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.450%, 9/15/2030	78,379
400,000		Salesforce, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2031	394,175
200,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	178,746
254,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	249,765
		TOTAL	5,747,121
		Transportation - Services—0.5%
302,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	304,814
		Utility - Electric—7.9%
181,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	183,397
375,000		Black Hills Corp., Sr. Unsecd. Note, 4.550%, 1/31/2031	365,452
435,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	431,740
250,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	228,317
423,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	425,121
500,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.375%, 9/30/2030	487,219
115,000		EverSource Energy, Sr. Unsecd. Note, 4.450%, 12/15/2030	112,130
400,000		EverSource Energy, Sr. Unsecd. Note, 5.850%, 4/15/2031	411,353
133,000		Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	133,432
495,000		Florida Power & Light Co., 5.050%, 4/1/2028	499,288
465,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.800%, 3/15/2028	466,542
483,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	487,175
163,000		Pinnacle West Capital Corp., Sr. Unsecd. Note, 4.900%, 5/15/2028	163,489
215,000		San Diego Gas & Electric Co., 4.950%, 8/15/2028	216,228
380,000	[1]	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	370,198
163,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	163,943
		TOTAL	5,145,024
		TOTAL CORPORATE BONDS (IDENTIFIED COST $63,973,300)	63,493,976
		INVESTMENT COMPANY—1.7%
1,103,568		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[2] (IDENTIFIED COST $1,103,568)	1,103,568
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $65,076,868)	64,597,544
		OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	566,001
		NET ASSETS—100%	$65,163,545
At July 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	30	$3,179,297	September 2026	$(30,189)
United States Treasury Notes 10-Year Long Futures	13	$1,404,000	September 2026	$(19,178)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(49,367)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 4/30/2026	$961,125
Purchases at Cost	$2,769,750
Proceeds from Sales	$(2,627,307)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$1,103,568
Shares Held as of 7/31/2026	1,103,568
Dividend Income	$6,017

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2026, these restricted securities amounted to $370,198, which represented 0.6% of net assets.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$63,493,976	$—	$63,493,976
Investment Company	1,103,568	—	—	1,103,568
TOTAL SECURITIES	$1,103,568	$63,493,976	$—	$64,597,544
Other Financial Instruments:[1]
Liabilities	$(49,367)	$—	$—	$(49,367)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust